SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.0%

Commercial Services - 5.7%

ASGN, Inc. *	22,375	2,531,508
Booz Allen Hamilton Holding Corp.	20,000	1,587,000
Colliers International Group, Inc.	12,700	1,621,917
FTI Consulting, Inc. *	6,850	922,695
World Fuel Services Corp.	39,550	1,329,671

		7,992,791

Consumer Durables - 5.0%

BRP, Inc.	8,150	755,342
Helen of Troy, Ltd. *	4,875	1,095,315
Johnson Outdoors, Inc.	3,510	371,358
Take-Two Interactive Software, Inc. *	6,350	978,344
Thor Industries, Inc.	11,200	1,374,912
YETI Holdings, Inc. *	28,325	2,427,169

		7,002,440

Consumer Non-Durables - 0.2%

Wolverine World Wide, Inc.	11,000	328,240

Consumer Services - 3.6%
Chegg, Inc. *	20,800	1,414,816
Nexstar Media Group, Inc.	13,825	2,100,847
Vail Resorts, Inc. *	4,600	1,536,630

		5,052,293

Electronic Technology - 9.7%

Arista Networks, Inc. *	5,825	2,001,703
Ciena Corp. *	14,150	726,602
CMC Materials, Inc.	11,650	1,435,630
CommScope Holding Co., Inc. *	64,850	881,312
II-VI, Inc. *	20,075	1,191,652
MKS Instruments, Inc.	14,650	2,210,831
Monolithic Power Systems, Inc.	6,300	3,053,484
Skyworks Solutions, Inc.	12,200	2,010,316

		13,511,530

Finance - 10.5%

Air Lease Corp.	27,625	1,086,767
American Financial Group, Inc.	4,800	603,984
Artisan Partners Asset Management, Inc.	31,825	1,556,879
Axis Capital Holdings, Ltd.	22,975	1,057,769
First Republic Bank	5,200	1,002,976
H&E Equipment Services, Inc.	53,175	1,845,704
Hannon Armstrong Sust. Inf. Cap., Inc.	22,100	1,181,908
Physicians Realty Trust	61,600	1,085,392
PROG Holdings, Inc.	35,800	1,503,958
SiriusPoint, Ltd. *	35,425	328,036
SVB Financial Group *	2,800	1,811,264

Name of Issuer	Quantity	Fair Value ($)

Western Alliance Bancorp	14,300	1,556,126

		14,620,763

Health Services - 4.7%

Addus HomeCare Corp. *	16,850	1,343,787
Encompass Health Corp.	19,675	1,476,412
Teladoc Health, Inc. *	8,575	1,087,396
Tenet Healthcare Corp. *	40,100	2,664,244

		6,571,839

Health Technology - 15.7%

908 Devices, Inc. *	7,400	240,648
Align Technology, Inc. *	2,550	1,696,846
AtriCure, Inc. *	23,225	1,615,299
Bio-Techne Corp.	4,800	2,325,936
Exact Sciences Corp. *	15,700	1,498,565
ICU Medical, Inc. *	6,875	1,604,488
Insulet Corp. *	3,525	1,001,911
LeMaitre Vascular, Inc.	10,475	556,118
NanoString Technologies, Inc. *	25,125	1,206,251
Pacific Biosciences of California, Inc. *	69,475	1,775,086
PerkinElmer, Inc.	8,400	1,455,636
Sarepta Therapeutics, Inc. *	13,400	1,239,232
Seres Therapeutics, Inc. *	43,300	301,368
STAAR Surgical Co. *	22,550	2,898,352
STERIS, PLC	8,300	1,695,524
Vanda Pharmaceuticals, Inc. *	47,825	819,720

		21,930,980

Industrial Services - 4.9%

EMCOR Group, Inc.	14,200	1,638,396
KBR, Inc.	43,500	1,713,900
MYR Group, Inc. *	13,150	1,308,425
Waste Connections, Inc.	17,575	2,213,220

		6,873,941

Non-Energy Minerals - 3.8%

AZEK Co., Inc. *	24,200	884,026
Eagle Materials, Inc.	10,300	1,350,948
Trex Co., Inc. *	29,875	3,045,159

		5,280,133

Process Industries - 3.4%

Olin Corp.	52,750	2,545,187
Scotts Miracle-Gro Co.	10,275	1,503,849
Vital Farms, Inc. *	41,675	732,230

		4,781,266

Producer Manufacturing - 8.0%

Applied Industrial Technologies, Inc.	7,000	630,910

SEPTEMBER 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

AZZ, Inc.	17,025	905,730
Belden, Inc.	20,275	1,181,221
Carlisle Cos, Inc.	2,200	437,338
Crane Co.	19,075	1,808,501
Hubbell, Inc.	6,400	1,156,288
Hydrofarm Holdings Group, Inc. *	5,500	208,175
Lincoln Electric Holdings, Inc.	8,900	1,146,231
MSA Safety, Inc.	8,800	1,282,160
Rexnord Corp.	30,300	1,947,987
TPI Composites, Inc. *	16,250	548,438

		11,252,979

Retail Trade - 2.4%

Boot Barn Holdings, Inc. *	7,725	686,521
Casey’s General Stores, Inc.	4,300	810,335
Ulta Beauty, Inc. *	3,050	1,100,806
Urban Outfitters, Inc. *	24,400	724,436

		3,322,098

Technology Services - 15.9%

Altair Engineering, Inc. *	29,983	2,067,028
ANSYS, Inc. *	2,950	1,004,327
Aspen Technology, Inc. *	12,575	1,544,210
Euronet Worldwide, Inc. *	16,600	2,112,848
Globant SA *	12,450	3,498,574
GoDaddy, Inc. *	15,025	1,047,243
HubSpot, Inc. *	4,700	3,177,623
nCino, Inc. *	10,775	765,348
Paycom Software, Inc. *	7,250	3,594,188
PTC, Inc. *	17,600	2,108,304
Science Applications International Corp.	14,800	1,266,288

		22,185,981

Transportation - 4.5%

Alaska Air Group, Inc. *	11,500	673,900
Knight-Swift Transportation Holdings, Inc.	41,825	2,139,349
Marten Transport, Ltd.	72,075	1,130,857
TFI International, Inc.	22,925	2,342,476

		6,286,582

Utilities - 1.0%

Fortis, Inc.	12,107	536,703
Spire, Inc.	14,675	897,817

		1,434,520

Total Common Stocks (cost: $73,845,987)		138,428,376

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 1.3%

Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost $1,863,731)	1,863,731	1,863,731

Total Investments in Securities - 100.3% (cost $75,709,718)		140,292,107

Other Assets and Liabilities, net - (0.3)%		(412,156)

Total Net Assets - 100.0%		$139,879,951

*	Non-income producing security.
PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Small Cap Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	138,428,376	—	—	138,428,376
Short-Term Securities	1,863,731	—	—	1,863,731

Total:	140,292,107	—	—	140,292,107

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2021	3